Investments (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gross Investment Income, Operating	$ 1,731	$ 820	$ 538
Investment Income, Investment Expense	(54)	(58)	(21)
Net Investment Income	1,677	762	517
Cash Equivalents [Member]
Gross Investment Income, Operating	709	452	217
Debt Securities [Member]
Gross Investment Income, Operating	$ 1,022	$ 368	$ 321